Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue
License revenue	$ 14,556,923	$ 0	$ 0
Other income
Research material sales	38,607	59,709	119,089
Grant income	5,338,572	4,974,823	3,722,788
Miscellaneous income	0	390
Net gain on foreign exchange	1,229,851	0	113,458
Interest income	3,005,047	5,287,209	3,882,757
Total revenue and other income	24,169,000	10,331,373	7,838,092
Net change on fair value movement	(1,868,101)	9,242	0
Segment Result	(79,304,563)	(61,434,165)	(42,716,625)
Profit/(loss) before income tax expense	(79,304,563)	(61,434,165)	(42,716,625)
Income tax expense	0	0	0
Loss after income tax expense	(79,304,563)	(61,434,165)	(42,716,625)
Total segment assets	83,267,229	156,983,434	201,579,281
Total segment liabilities	21,734,183	13,348,071	12,057,539
Immunotherapy [Member]
Revenue
License revenue	14,556,923	0	0
Other income
Research material sales	38,607	59,709	119,089
Grant income	5,338,572	4,974,823	3,722,788
Total revenue and other income	19,934,102	5,034,532	3,841,877
Segment Result	(81,592,146)	(65,020,504)	(46,556,929)
Profit/(loss) before income tax expense	(81,592,146)	(65,020,504)	(46,556,929)
Income tax expense	0	0
Total segment assets	83,267,229	156,983,434	201,579,281
Total segment liabilities	21,734,183	13,348,071	12,057,539
Unallocated [member]
Revenue
License revenue	0	0
Other income
Miscellaneous income	0	390
Net gain on foreign exchange	1,229,851		113,458
Interest income	3,005,047	5,287,209	3,882,757
Total revenue and other income	4,234,898	5,296,841	3,996,215
Net change on fair value movement		9,242
Segment Result	2,287,583	3,586,339	3,840,304
Profit/(loss) before income tax expense	2,287,583	3,586,339	$ 3,840,304
Income tax expense	$ 0	$ 0